Other receivables and prepaid expenses	6 Months Ended
Apr. 30, 2026
Receivables [Abstract]
Other receivables and prepaid expenses

NOTE 5 – Other receivables and prepaid expenses

Other receivables and prepaid expenses consist of the following:

	April 30, 2026	October 31, 2025
	(Unaudited)	(Audited)

Other receivables	$–	$3,900
Prepaid expenses	7,260	18,995
Total	$7,260	$22,895